Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Basic Earnings Per Common Share
Net income attributable to equity holders of the bank	$ 689	$ 1,592	$ 1,497	$ 2,281	$ 3,007
Dividends on preferred shares and distributions payable on other equity instruments	(52)		(48)	(122)	(100)
Net income available to common shareholders	$ 637		$ 1,449	$ 2,159	$ 2,907
Weighted-average number of common shares outstanding	639,629		638,574	639,537	638,753
Basic earnings per common share	$ 1.00	$ 2.38	$ 2.27	$ 3.38	$ 4.55
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 637		$ 1,449	$ 2,159	$ 2,907
Weighted-average number of common shares outstanding	639,629		638,574	639,537	638,753
Effect of dilutive instruments
Stock options potentially exercisable	3,433		6,037	3,503	5,356
Common shares potentially repurchased	(2,844)		(4,351)	(2,550)	(3,787)
Weighted-average number of diluted common shares outstanding	640,218		640,260	640,490	640,322
Diluted earnings per common share	$ 1.00	$ 2.37	$ 2.26	$ 3.37	$ 4.54